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United States
Securities and Exchange Commission
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3984

Federated International Series, Inc.
(Exact name of registrant as specified in charter)

4000 Ericsson Drive
Warrendale, PA  15086-7561
(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)

Registrant’s telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2009 through 6/30/2010

Item 1. Proxy Voting Record.

Federated International Equity Fund

IssuerName	MeetingDate	Ticker	CUSIP	ProposalText	Proponent	VoteCast	For/ Against Mgmt	Logical Ballot Status
Barclays plc	08/06/2009		G08036124	Approve Disposal by Barclays plc of the Barclays Global Investors Business and Ancillary Arrangements	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Financial Statements and Statutory Reports	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Accept Consolidated Financial Statements and Statutory Reports	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Allocation of Income and Dividends of EUR 0.50 per Share	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Auditors' Special Report Regarding Related-Party Transactions	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Transaction with Pierre Pringuet Re: Severance Payments	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Reelect Daniele Ricard as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Reelect Societe Paul Ricard as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Reelect Jean-Dominique Comolli as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Reelect Lord Douro as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Elect Gerald Frere as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Elect Michel Chambaud as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Elect Anders Narvinger as Director	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Remuneration of Directors in the Aggregate Amount of EUR 750,000	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Reduction in Share Capital via Cancellation of Repurchased Shares	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 200 Million	Mgmt	Against	Against	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 80 Million	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Board to Increase Capital in the Event of Additional Demand Related to Delegations Submitted to Shareholder Vote Above	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Capital Increase of up to 10 Percent of Issued Capital for Future Acquisitions	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Capital Increase of Up to 20 Percent of Issued Capital for Future Exchange Offers	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Issuance of Securities Convertible into Debt	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Capitalization of Reserves of Up to EUR 200 Million for Bonus Issue or Increase in Par Value	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize up to 5 Percent of Issued Capital for Use in Stock Option Plan	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Board to Issue Free Warrants with Preemptive Rights During a Public Tender Offer or Share Exchange	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Approve Employee Stock Purchase Plan	Mgmt	Against	Against	Voted
Pernod Ricard	11/02/2009		F72027109	Amend Articles 20 and 24 of Bylaws Re: Age Limit for Chairman of the Board and for CEO	Mgmt	For	For	Voted
Pernod Ricard	11/02/2009		F72027109	Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Declare Final Dividend of SGD 0.155 Per Share	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Joseph Yuvaraj Pillay as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Euleen Goh as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Ho Tian Yee as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Low Check Kian as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Robert Owen as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reelect Liew Mun Leong as Director	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Approve Directors' Fees of Up to SGD 750,000 to be Paid to Joseph Yuvaraj Pillay for the Year Ended June 30, 2010	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Approve Directors' Fees of Up to SGD 1.2 Million for the Year Ended June 30, 2010 (2009: SGD 1.2 Million)	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Approve Issuance of Equity or Equity-Linked Securities with or without Preemptive Rights	Mgmt	For	For	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Approve Grant of Awards Under the SGX Performance Share Plan and the Issuance of Shares Pursuant to the SGX Performance Share Plan and the SGX Share Option Plan	Mgmt	Against	Against	Voted
Singapore Exchange Ltd.	10/13/2009		Y79946102	Authorize Share Repurchase Program	Mgmt	For	For	Voted
Societe generale	07/06/2009		F43638141	Ratify Appointment of Frederic Oudea as Director	Mgmt	For	For	Voted
Societe generale	07/06/2009		F43638141	Approve Remuneration of Directors in the Aggregate Amount of EUR 1.03 Million From Fiscal Year 2009	Mgmt	For	For	Voted
Societe generale	07/06/2009		F43638141	Amend Terms of Preferred Stock (Class B) Re: Remuneration Rate, and Amend Bylaws Accordingly	Mgmt	For	For	Voted
Societe generale	07/06/2009		F43638141	Authorize Filing of Required Documents/Other Formalities	Mgmt	For	For	Voted

Federated International Bond Fund
There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named fund was entitled to vote.
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated International Series, Inc.

By (Signature and Title)*	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 26, 2010

* Print the name and title of each signing officer under his or her signature.